Cash and cash equivalents: - Restricted cash (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents used for passenger facility charge authorized by FAA	$ 747,664	$ 579,093
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Restricted Cash and Cash Equivalents	$ 1,293,363	$ 1,464,532